Schedule of Investments (unaudited)
June 30, 2025
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 21.3%
iShares Core MSCI Emerging Markets ETF	155,288	$ 9,321,939
iShares Core S&P 500 ETF	29,194	18,126,555
iShares MSCI EAFE Value ETF	197,161	12,515,780
iShares MSCI U.S.A. Quality Factor ETF	70,133	12,821,715
iShares S&P 500 Growth ETF	124,574	13,715,597
iShares S&P 500 Value ETF	65,357	12,772,065
iShares U.S. Equity Factor Rotation Active ETF	245,367	13,362,687
		92,636,338
Fixed-Income Funds — 78.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,409,972	52,422,632
BlackRock Total Return Fund, Class K	7,517,893	74,502,320
BlackRock U.S. Mortgage Portfolio, Institutional Class	2,894,342	26,106,968
iShares 0-5 Year TIPS Bond ETF	165,717	17,053,937
iShares 10-20 Year Treasury Bond ETF	552,989	56,183,682
iShares Convertible Bond ETF	97,344	8,770,694
iShares Core International Aggregate Bond ETF	503,199	25,708,437
iShares Core Total USD Bond Market ETF	562,109	25,986,299
iShares Flexible Income Active ETF	653,518	34,531,891
iShares High Yield Systematic Bond ETF	181,082	8,596,868
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	140,962	13,055,900
		342,919,628
Total Long-Term Investments — 100.0% (Cost: $415,650,197)		435,555,966
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(a)(c)(d)	12,919,495	$ 12,924,663
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(a)(c)	39,075	39,075
Total Short-Term Securities — 3.0% (Cost: $12,963,738)		12,963,738
Total Investments — 103.0% (Cost: $428,613,935)		448,519,704
Liabilities in Excess of Other Assets — (3.0)%		(13,217,976)
Net Assets — 100.0%		$ 435,301,728

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 19,303,078	$ —	$ (6,365,589)(a)	$ (7,279)	$ (5,547)	$ 12,924,663	12,919,495	$ 105,825 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	980,501	—	(941,426)(a)	—	—	39,075	39,075	16,792	—
BlackRock Strategic Income Opportunities Portfolio, Class K	52,590,423	5,521,822	(5,919,843)	24,254	205,976	52,422,632	5,409,972	1,893,757	—
BlackRock Total Return Fund, Class K	74,491,285	9,126,574	(7,184,759)	(237,061)	(1,693,719)	74,502,320	7,517,893	2,694,810	50,680

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock U.S. Mortgage Portfolio, Institutional Class	$ 34,892,943	$ 3,891,108	$ (12,319,797)	$ 130,835	$ (488,121)	$ 26,106,968	2,894,342	$ 1,307,417	$ 78,189
iShares 0-5 Year TIPS Bond ETF	—	17,344,994	(360,441)	(546)	69,930	17,053,937	165,717	50,780	—
iShares 10- 20 Year Treasury Bond ETF	—	59,966,699	(3,121,493)	(84,576)	(576,948)	56,183,682	552,989	649,825	—
iShares 20+ Year Treasury Bond ETF(c)	30,686,072	3,986,399	(32,613,451)	(2,161,615)	102,595	—	—	526,719	—
iShares Convertible Bond ETF	12,960,483	5,585,984	(10,714,018)	577,456	360,789	8,770,694	97,344	264,186	—
iShares Core International Aggregate Bond ETF	—	25,989,979	(540,730)	1,902	257,286	25,708,437	503,199	—	—
iShares Core MSCI Emerging Markets ETF	—	9,050,555	(550,139)	4,983	816,540	9,321,939	155,288	109,480	—
iShares Core S&P 500 ETF	22,989,738	4,427,207	(10,722,429)	2,366,790	(934,751)	18,126,555	29,194	223,321	—
iShares Core Total USD Bond Market ETF	74,520,280	7,334,090	(53,795,272)	(489,236)	(1,583,563)	25,986,299	562,109	2,038,934	—
iShares Edge Investment Grade Enhanced Bond ETF(c)	22,001,036	214,458	(21,634,813)	339,728	(920,409)	—	—	177,844	—
iShares Flexible Income Active ETF	34,510,416	3,922,047	(3,457,001)	(54,898)	(388,673)	34,531,891	653,518	1,707,996	—
iShares High Yield Systematic Bond ETF	—	9,472,974	(813,907)	(16,596)	(45,603)	8,596,868	181,082	354,297	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	9,209,021	5,315,960	(1,425,173)	1,514	(45,422)	13,055,900	140,962	454,688	—
iShares MSCI EAFE Growth ETF(c)	—	8,751,698	(8,929,343)	177,645	—	—	—	56,136	—
iShares MSCI EAFE Value ETF	12,786,675	3,568,498	(4,640,222)	(83,675)	884,504	12,515,780	197,161	405,379	—
iShares MSCI Emerging Markets ex China ETF(c)	9,101,418	642,936	(9,001,284)	(251,445)	(491,625)	—	—	142,274	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI U.S.A. Quality Factor ETF	$ 13,858,994	$ 1,289,022	$ (2,592,548)	$ 145,875	$ 120,372	$ 12,821,715	70,133	$ 94,068	$ —
iShares S&P 500 Growth ETF	14,223,854	1,234,194	(3,656,153)	296,435	1,617,267	13,715,597	124,574	45,800	—
iShares S&P 500 Value ETF	8,587,148	5,561,285	(1,277,653)	(11,209)	(87,506)	12,772,065	65,357	148,860	—
iShares U.S. Equity Factor Rotation Active ETF	12,814,115	1,151,844	(1,850,071)	49,281	1,197,518	13,362,687	245,367	120,443	—
				$ 718,562	$ (1,629,110)	$ 448,519,704		$ 13,589,631	$ 128,869

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 435,555,966	$ —	$ —	$ 435,555,966
Short-Term Securities
Money Market Funds	12,963,738	—	—	12,963,738
	$ 448,519,704	$ —	$ —	$ 448,519,704

Portfolio Abbreviation
ETF	Exchange-Traded Fund